Patient Service Revenue	9 Months Ended
Sep. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Patient Service Revenue Text Block 1 [Text Block]

3. Sources of Revenue, Bad Debt Provision and Allowance for Doubtful Accounts

  Sources of Revenue

Below is a table showing the sources of our U.S. patient service revenue (net of contractual allowance and discounts) for the nine months ended September 30, 2012 and 2011.

	For the nine months ended September 30,
	2012	2011

Medicare ESRD program	$2,955,411	$2,679,446
Private/alternative payors	2,671,895	2,266,063
Medicaid and other government sources	287,726	226,375
Hospitals	299,067	283,752
Total patient service revenue	$6,214,098	$5,455,637

  Bad Debt Provision

  The Company's Dialysis Care revenues represent dialysis services rendered in the process of dialysis treatment. In the U.S, this revenue is recorded based upon contractual rates with third party payors during the period the health care services are provided. The Company estimates a provision for dialysis care doubtful accounts which is based upon the payment terms applicable to the related contractual agreements and historical payment patterns. The Company's major sources of revenues include third-party payors, including federal and state agencies (including Medicare and Medicaid programs), managed care health plans and commercial insurance companies.

  Based on historical collection experience, a significant portion of net Dialysis Care revenues related to patients without adequate insurance coverage, patient co-payments and deductibles for patients who have third party health care coverage are ultimately uncollectible. For this reason a provision for doubtful accounts related to the uninsured portion of patient accounts is recorded to adjust net Dialysis Care revenue and related accounts receivable to estimated net collectible amounts.

  Allowance for Doubtful Accounts

Accounts Receivables are reduced by an allowance for doubtful accounts to reduce the carrying value of such receivables to their estimated net realizable value. The sufficiency of the allowance for doubtful accounts is estimated based upon management's detailed periodic assessment of historical write-offs and recoveries by major payor groups, trends in federal, state and private employer health care coverage and other collection trends. A significant portion of the allowance for doubtful accounts relates to amounts due directly from patients without adequate insurance coverage, and patient co-payment and deductible amounts from patients who have health care coverage. Although outcomes vary, the Company attempts to collect amounts due from all patients, including co-payments and deductibles due from patients with insurance. Account balances are written off and deducted from the allowance for doubtful accounts after all reasonable collection efforts have been performed. Additions to the allowance for doubtful accounts are made by means of the provision which is based upon management's historical collection experience and expected net collections from net patient service revenue during the period.